Redeemable Owners' Investment	6 Months Ended
Jun. 30, 2021
Redeemable Owners Investment [Abstract]
Redeemable Owners' Investment
16.	Redeemable Owners’ Investment

On September 1, 2015, certain Pre-listing Investors acquired equity interests in Shenzhen Meten (“First Tranche Redeemable Owners’ Investment”) for a total consideration of RMB20,000.

On June 24, 2016, certain Pre-listing Investors acquired equity interests in Shenzhen Meten (“Second Tranche Redeemable Owners’ Investment”) for a total consideration of RMB170,000.

After the above investments and as of December 31, 2016 and 2017, the First and Second Tranche Redeemable Owners’ Investment (together, “Redeemable Owners’ Investment’’) represented 1.81% and 9.62% equity interest in Shenzhen Meten, respectively.

The holders of the Redeemable Owner’s Investment are entitled to the same voting rights, dividend rights and liquidation preference as other equity holders of Shenzhen Meten, except for the followings:

Voting rights

Holders of the Redeemable Owners’ Investment are entitled to veto right at the board of directors meeting or shareholders meeting for certain events, including: (1) merger, spin-off, dismissal, acquisition, liquidation which change the legal form of Shenzhen Meten; (2) material change of the principal activities of Shenzhen Meten; (3) provide external guarantee or loans with amounts over RMB5,000; and (4) initiate a litigation or arbitration with the potential claim of over RMB1,000.

Redemption

At the request of the holders of the Redeemable Owners’ Investment, Shenzhen Meten or the Founder Investors of Shenzhen Meten (as defined in the capital contribution agreements and supplementary agreements) shall buy back all or portion of the Redeemable Owners’ Investment held by such holder upon certain events, including: (i) Shenzhen Meten’s failure to complete a qualified public offering by December 31, 2018 (for certain holders of Second Tranche Redeemable Owners’ Investment) or December 31, 2019 (for holders of First Tranche Redeemable Owners’ Investment and certain holders of Second Tranche Redeemable Owners’ Investment), and (ii) any material breach by Founder Investors or Shenzhen Meten which causes a material adverse effect (as defined in the capital contribution agreements and supplementary agreements) on the business of Shenzhen Meten or any holder of Redeemable Owners’ Investment, or in the event any Founder Investors or Shenzhen Meten gives any material misrepresentation or engages in willful or fraudulent misconduct, which misconduct causes a material adverse effect on the business of Shenzhen Meten or any holder of Redeemable Owners’ Investment.

In addition, certain holders of the Second Tranche Redeemable Owners’ Investment are entitled to exercise the redemption right when Shenzhen Meten or the Founder Investors redeems the Redeemable Owners’ Investment from any other holders.

The redemption price for the First Tranche Redeemable Owners’ Investment shall be the higher of: (1) original capital contribution amounts plus a ten percent (10%) annual interest and (2) an amount equivalent to the amounts of Shenzhen Meten’s net assets shared by the corresponding equity interest. Any cash dividends distributed by Shenzhen Meten will be deducted from the redemption price.

The redemption price for the Second Tranche Redeemable Owners’ Investment shall be the original capital contribution amounts plus a ten percent (10%) annual interest. Any cash dividends distributed by Shenzhen Meten will be deducted from the redemption price.

Redeemable Owners’ Investments were classified as the mezzanine equity upon the contribution by the holders, because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain events that are outside of the Company’s control. The initial carrying value for the First Tranche Redeemable Owners’ Investment are recorded at fair value, net of any costs related to the contribution.

For each reporting period, the Company recorded accretions on the Redeemable Owners’ Investment to the respective redemption value by using the effective interest rate method from the dates of capital contribution to the earliest redemption dates. The failure to complete a qualified public offering by December 31, 2018 or 2019 would be considered the earliest redemption date. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit.

In connection with the Reorganization in 2018, the holders of Redeemable Owners’ Investment exchanged their investment in Shenzhen Meten for 36,416,120 ordinary shares of the Company all in the same proportions as the percentage of the then equity interest they held in Shenzhen Meten. The ordinary shares exchanged do not have any redemption feature.

The movements of Redeemable Owners’ Investment for the years ended December 31, 2017 and 2018 are summarized below:

	First Tranche Redeemable Owners’ Investment	Second Tranche Redeemable Owners’ Investment	Total
	RMB’000	RMB’000	RMB’000

Balances as of January 1, 2017	22,042	178,577	200,619
Accretion	2,000	17,000	19,000
Balances as of December 31, 2017	24,042	195,577	219,619
Accretion	1,096	8,718	9,814
Reclassification to permanent equity	(25,138)	(204,295)	(229,433)
Balances as of December 31, 2018	-	-	-